Equity Incentive Plans - Summary of non-vested share options (Table) (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Share-based Payment Arrangement [Abstract]
Unvested at beginning of period | shares	415,889
Unvested at beginning of period | $ / shares	$ 7.09
Granted | shares	515,000
Granted | $ / shares	$ 18.88
Vested | shares	(193,810)
Vested | $ / shares	$ 7.82
Unvested at end of period | shares	737,079
Unvested at end of period | $ / shares	$ 15.14